COMBINED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Real estate:
Buildings and improvements	$ 2,688,705	$ 1,940,808		$ 1,819,355
Construction in progress	62,012	41,678		40,347
Land and improvements	379,920	176,475		174,850
Accumulated depreciation	(536,625)	(505,297)		(429,905)
Net real estate	2,594,012	1,653,664		1,604,647
Equity method investment	0	312,709		322,551
Accounts receivable, net of allowance of $2,018 and $2,243	24,076	19,431		19,697	$ 19,970
Cash and cash equivalents	1,557,655	19,652	$ 22,571	18,777	26,504
Restricted cash	88,887	64,609	$ 66,414	60,289	50,442
Intangible assets	196,721	26,670		74,961
Deferred tax assets	116,472	107,074		116,002
Goodwill	3,849	3,849		3,849
Other assets	128,538	134,557		122,529
Total assets	4,710,210	2,342,215		2,343,302
LIABILITIES AND PARENT'S NET INVESTMENT
Mortgage debt	0	102,688		106,247
Accounts payable, accrued liabilities, and other liabilities	306,146	284,210		311,448
Deferred revenue	699,245	673,007		616,754
Total liabilities	1,005,391	1,059,905		1,034,449
Commitments and contingencies (Note 10)
Parent's net investment	0	1,282,310		1,308,853
Total stockholders' equity	2,738,619	1,282,310		1,308,853	$ 1,438,960
Total liabilities and equity	$ 4,710,210	$ 2,342,215		$ 2,343,302